Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets And Liabilities
Schedue of other Assets and Liabilities

Assets		12.31.2021	12.31.2020
Escrow account and/ or collateral	(a)	961	780
Prepaid expenses	(b)	308	394
Advances to suppliers	(c)	297	263
Derivatives Transactions	(d)	31	119
Agreements and covenants	(e)	262	71
Others		201	238
		2,060	1,865
Current		1,573	1,230
Non-Current		487	635

Liabilities		12.31.2021	12.31.2020
Obligations arising from divestments	(f)	1,106	936
Contractual retentions	(g)	521	536
Advances from customers and partners	(h)	606	433
Provisions for environmental expenses, R&D and fines	(i)	568	460
Other recoverable taxes	(j)	143	406
Derivatives Transactions	(d)	282	283
Various creditors		84	123
Others		715	483
		4,025	3,660
Current		1,875	1,603
Non-Current		2,150	2,057

a)	Amounts deposited for payment of obligations related to the finance agreement with China Development Bank, as well as margin in guarantee for futures and over-the-counter derivatives. In addition, there are amounts in investment funds from escrow accounts related to divestment of TAG and NTS.
b)	Amounts whose compensation must be made by supplying materials or providing services contracted with these suppliers.
c)	Spending on platform charters and equipment rentals to be appropriated in situations in which the start of operations has been postponed due to legal requirements or the need for technical adjustments.
d)	Fair value of open positions and transactions closed but not yet settled.
e)	Cash and amounts receivable from partners in E&P consortia operated by Petrobras.
f)	Provisions for financial reimbursements assumed by Petrobras to be made to the acquirer, referring to abandonment costs of divested assets. The settlement of these provisions follows decommissioning schedules, with payments beginning between two and three months after the date expected for the execution of operations, according to the contractual terms for reimbursement of abandonment of the respective concessions.
g)	Retained amounts from obligations with suppliers to guarantee the execution of the contract, accounted for when the obligations with suppliers are due. Contractual retentions will be paid to suppliers at the end of the contract, upon issuance of the contract termination term.
h)	Amounts related to the advanced or cash receipt from third parties, related to the sale of products or services in Brazil.
i)	Accrued amounts for environmental compensation assumed by the Company in the course of its operations and research projects.
j)	Non-current portion of other recoverable taxes (see note 16).